Loan and Security Agreement and Convertible Notes - 2018 Short-term Bridge Loan (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 10, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Proceeds from short-term debt		$ 19,675	$ 0	$ 0
Bridge Loan
Short-term Debt [Line Items]
Proceeds from short-term debt	$ 19,600
Commitment fee on short-term debt	$ 300
Stated interest rate on debt instrument	8.50%